BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	5.6	5	$169	$169	5.6	5	$240	$240
Commercial paper	4.8	<1	866	866	5.0	<1	431	431
Medium Term Notes:
Series 4 (C$150)	5.8	11	110	121	5.8	12	104	115
Series 9 (C$400)	—	—	—	—	3.8	<1	278	278
Series 10 (C$500)	3.6	2	367	369	3.6	2	348	349
Series 11 (C$475)	4.3	4	349	357	4.3	4	330	336
Series 12 (C$475)	3.4	5	349	345	3.4	5	330	324
Series 13 (C$300)	4.3	24	220	194	4.3	25	209	186
Series 14 (C$425)	3.3	25	312	232	3.3	26	296	222
Series 15 (C$400)(1)	5.9	7	294	325	5.9	8	278	307
Series 16 (C$400)	5.3	8	294	313	5.3	9	278	297
Series 17 (C$500)	5.3	29	367	375	5.3	29	348	361
Series 18 (C$300)	5.0	9	220	228	5.0	10	209	216
Series 19 (C$450)	4.5	10	331	330	—	—	—	—
	4.5	12	3,213	3,189	4.4	12	3,008	2,991
Hybrid Notes:
Fixed to fixed subordinated (C$200)	5.5	30	147	147	5.5	30	139	139
Fixed to fixed subordinated (C$250)	5.4	30	184	185	—	—	—	—
	5.4	30	331	332	5.5	30	139	139
Total corporate borrowings			4,579	$4,556			3,818	$3,801
Add: Unamortized premiums(2)			1				2
Less: Unamortized financing fees(2)			(17)				(18)
Less: Current portion			(866)				(709)
			$3,697				$3,093
(1)Includes $7 million (2024: $7 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(2)Unamortized premiums and financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)(3)
Hydroelectric	7.0	8	$9,712	$9,694	7.0	8	$9,484	$9,363
Wind	5.5	9	8,701	8,603	5.9	9	10,228	10,224
Utility-scale solar	6.0	10	10,437	10,429	6.3	11	7,275	7,250
Distributed energy & storage	5.7	4	4,501	4,470	5.8	4	3,722	3,630
Sustainable solutions	7.8	3	274	274	6.5	1	195	195
Total	6.1	8	$33,625	$33,470	6.3	9	$30,904	$30,662
Less: Unamortized premiums and discounts(4)			(204)				(145)
Less: Unamortized financing fees(4)			(231)				(171)
Less: Current portion			(5,295)				(5,005)
			$27,895				$25,583
(1)Includes $1,187 million (2024: $1,494 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $68 million (2024: $65 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions.
(3)During the quarter, subsidiaries of Brookfield Renewable, alongside related parties, became party to a non-recourse credit facility with third party lenders. Brookfield Renewable agreed that its subsidiaries would support their portion of any draws or repayments under the credit facility.
(4)Unamortized premiums, discounts and financing fees are amortized over the terms of the borrowing.

Schedule of Available Portion of Credit Facilities
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2025	December 31, 2024
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,450
Draws on corporate credit facilities(1)	(169)	(240)
Authorized letter of credit facility	500	500
Issued letters of credit	(342)	(335)
Available portion of corporate credit facilities	$2,439	$2,375
(1)Amounts are guaranteed by Brookfield Renewable.

Schedule of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings as at June 30, 2025:

(MILLIONS)	As at December 31, 2024	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities held for sale	Foreign exchange	Other(2)(3)	As at June 30, 2025
Corporate borrowings	$3,802	564	—	—	—	197	—	$4,563
Non-recourse borrowings	$30,588	1,657	652	(811)	(383)	1,319	168	$33,190
(1)Excludes $204 million of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes amortization of unamortized premiums, discounts and financing fees.
(3)Includes $173 million of non recourse-borrowings acquired through asset acquisitions.